SEGMENT REPORTING - Total assets (Details)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Assets [Abstract]
Assets	$ 22,860,950	¥ 156,981,554	¥ 121,807,517
Automation product and software [Member]
Assets [Abstract]
Assets	10,388,771	71,337,589	53,284,643
Equipment and accessories [Member]
Assets [Abstract]
Assets	7,397,984	50,800,483	40,365,472
Oilfield environmental protection [Member]
Assets [Abstract]
Assets	$ 5,074,195	¥ 34,843,482	¥ 28,157,402